Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Financial Position (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 25,975,604	$ 5,777,326
Prepaid expenses and other current assets	7,739,569	5,219,813
Advances to subsidiaries	390,811,557	334,853,972
Note receivable from subsidiary	42,100,000	42,100,000
Investment in subsidiaries	353,629,225	324,524,687
Total assets	820,255,955	712,475,798
Liabilities
Accounts payable and other accrued expenses	5,950,394	7,324,865
Advances from subsidiaries	59,500,001	20,000,000
Total liabilities	65,450,395	27,324,865
Mezzanine equity
Total mezzanine equity	2,861,748,733	2,326,363,413
Shareholders’ deficit	(2,106,943,173)	(1,641,212,480)
Total liabilities, mezzanine equity and shareholders’ deficit	820,255,955	712,475,798
Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity	$ 2,861,748,733	$ 2,326,363,413